Note 7 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about exploration and evaluation assets [text block]
	Balance January 1, 2024	Foreign Exchange	Acquisition cost	Balance December 31, 2024	Foreign Exchange	Balance December 31, 2025
Idaho, USA	$85,634	$7,530	$36	$93,200	$(4,424)	$88,776